Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of future payments for employment agreements
Amount
Years ending December 31:
2023	$1,250,035
2024	838,984
2025	820,002
2026	136,667
Total minimum payment required	$3,045,688

Schedule of capital expenditure commitments
		Payments Due by Period
			Less than			More than
Contractual Obligations	Nature	Total	1 year	1-2 years	3-5 years	5 years
Service fee commitments	(a)	$231,112	$231,112	$-	$-	$-
Operating lease commitments	(b)	5,321,663	2,575,022	1,590,492	1,156,149	-
Purchase commitments	(c)	3,079,373	3,079,373	-	-	-
		$8,632,148	$5,885,507	$1,590,492	$1,156,149	$-

(a)	The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems for the Company’s secure logistics business. The service agreement with Stander comprised of a monthly fixed service fee and certain other fees as specified in the agreement, which will expire in August 2023.

(b)	From time to time, the Company entered into various short-term lease agreements to rent warehouses and offices. In addition, the Company has various low value items with various lease terms that the Company is committed to pay in the future.

(c)	AI Hong Kong entered into various purchase agreements with Shenzhen Intelligent Guardforce Robot Technology Co., Limited and Shenzhen Kewei Robot Technology Co., Ltd. to establish mutual contractual obligations for future purchases of robots. These agreements do not contain the scheduled delivery dates. As of the date of this report, the Company is not intent to execute these agreements until the inventories on hand are being sold.